SEGMENT INFORMATION (Tables)	3 Months Ended
Sep. 30, 2025
SEGMENT INFORMATION
Schedule of operating results group's reporting segments

	Seed and
	integrated	Crop	Crop
Period ended September 30, 2025	products	protection	nutrition	Consolidated
Revenues from contracts with customers
Sale of goods and services	12,195,210	39,871,696	22,660,580	74,727,486
Royalties	309,297	—	—	309,297
Right of use licenses	—	—	2,399,212	2,399,212
Others
Initial recognition and changes in the fair value of biological assets at the point of harvest	160,540	—	—	160,540
Total	12,665,047	39,871,696	25,059,792	77,596,535

Cost of sales	(5,054,226)	(22,268,002)	(13,974,257)	(41,296,485)
Gross profit per segment	7,610,821	17,603,694	11,085,535	36,300,050
% Gross margin	60%	44%	44%	47%

	Seed and
	integrated	Crop	Crop
Period ended September 30, 2024	products	protection	nutrition	Consolidated
Revenues from contracts with customers
Sale of goods and services	18,501,927	47,739,696	22,822,682	89,064,305
Royalties	693,786	—	—	693,786
Right of use licenses	—	—	2,862,987	2,862,987
Others
Initial recognition and changes in the fair value of biological assets at the point of harvest	666,175	—	—	666,175
Total	19,861,888	47,739,696	25,685,669	93,287,253

Cost of sales	(12,802,027)	(29,025,677)	(13,968,341)	(55,796,045)
Gross profit per segment	7,059,861	18,714,019	11,717,328	37,491,208
% Gross margin	36%	39%	46%	40%